LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Amount authorized for issuance in ATM equity program						$ 400
Number of shares issued in the period (in shares)		3,218,037		5,994,833
Proceeds from issuing shares		$ 122		$ 237
Number of shares repurchased and cancelled (in shares)		3,218,037		5,994,833
Brookfield Holders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		320,608,493		320,608,493
Ownership percentage		47.00%		47.00%
Brookfield Holders | Ownership interest in BEP
Disclosure of classes of share capital [line items]
Ownership percentage		27.00%		27.00%
Brookfield Holders | Ownership interest in BRELP
Disclosure of classes of share capital [line items]
Ownership percentage		39.00%		39.00%
LP Units
Disclosure of classes of share capital [line items]
Maximum number of units for normal course issuer bid (in shares)							15,296,104
Number of shares repurchased and cancelled (in shares)			350,600		1,522,975
Purchase of preferred limited partner units for cancellation		$ 114	$ 7	$ 201	$ 34
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.568
Incremental increase in distributions (in dollars per share)	$ 0.07
Distributions paid		$ 117	$ 104	$ 236	$ 207
LP Units | Distribution reinvestment plan
Disclosure of classes of share capital [line items]
Units issued under distribution reinvestment plan (in units)		53,332	67,986	118,131	139,220
Ordinary shares
Disclosure of classes of share capital [line items]
Percentage of units for normal course issuer bid							5.00%
Number of shares outstanding (in shares)		300,111,626		300,111,626			305,987,962
Ordinary shares | TerraForm Power Inc
Disclosure of classes of share capital [line items]
Payments for shares exchanged		$ 1	$ 1	$ 1	$ 1
Ordinary shares | Brookfield Holders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		81,306,719		81,306,719			81,306,719
GP interests | Brookfield Holders | Ownership interest in BEP
Disclosure of classes of share capital [line items]
Ownership percentage		0.01%		0.01%
GP interests | Brookfield Holders | Ownership interest in BRELP
Disclosure of classes of share capital [line items]
Ownership percentage		1.00%		1.00%
Exchangeable Shares | TerraForm Power Inc
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)		366	248	366	35,561
Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of classes of share capital [line items]
Ownership percentage		24.00%		24.00%
Limited partners' equity
Disclosure of classes of share capital [line items]
Share issue related cost		$ 1	$ 2	$ 3	$ 3